SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Schedule of Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 265,356		$ 248,590		$ 246,982
Total long-lived assets	12,887		11,384		9,832
Goodwill	50,217		50,217		50,217
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	92,209	[1]	92,446	[1]	94,161	[1]
Total long-lived assets	2,960	[1]	2,808	[1]	2,749	[1]
Goodwill	37,009	[1]	37,009	[1]	37,009	[1]
EMEA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	47,792		42,536		48,157
Total long-lived assets	7,384		6,196		4,542
Goodwill	13,208		13,208		13,208
APAC [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	86,125	[2]	74,969	[2]	60,349	[2]
Total long-lived assets	1,679	[2]	1,377	[2]	1,465	[2]
Goodwill		[2]		[2]		[2]
Japan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	39,230		38,639		44,315
Total long-lived assets	864		1,003		1,076
Goodwill

[1]	Mainly U.S.
[2]	Mainly China